Details of Significant Accounts - Intangible assets, schedule of Impairment of non-financial assets (Details) - Goodwill $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognized in profit or loss	$ 1,965
Recognized in other comprehensive income	$ 0